SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Minimum
Intangible assets with definite lives
Estimated useful lives	10 months 24 days
Maximum
Intangible assets with definite lives
Estimated useful lives	15 years
Weighted average
Intangible assets with definite lives
Estimated useful lives	6 years 1 month 20 days
Software | Minimum
Intangible assets with definite lives
Estimated useful lives	1 year 1 month 6 days
Software | Maximum
Intangible assets with definite lives
Estimated useful lives	7 years 1 month 6 days
Customer relationships | Minimum
Intangible assets with definite lives
Estimated useful lives	1 year 1 month 6 days
Customer relationships | Maximum
Intangible assets with definite lives
Estimated useful lives	15 years
Contracts with suppliers | Minimum
Intangible assets with definite lives
Estimated useful lives	10 months 24 days
Contracts with suppliers | Maximum
Intangible assets with definite lives
Estimated useful lives	5 years 10 months 24 days
Patents and licenses | Minimum
Intangible assets with definite lives
Estimated useful lives	3 years 4 months 24 days
Patents and licenses | Maximum
Intangible assets with definite lives
Estimated useful lives	7 years 1 month 6 days
Non-compete agreements | Minimum
Intangible assets with definite lives
Estimated useful lives	1 year 1 month 6 days
Non-compete agreements | Maximum
Intangible assets with definite lives
Estimated useful lives	2 years